CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Stockholders' Equity [Abstract]
Loss related to pension and post-retirement benefit plans	$ 3.9	$ 3.8	$ 5.0
Share of equity method investment’s comprehensive losses from continuing operations	$ 1.9	$ 1.3	$ 0.8